Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net loss	$ (46,622,106)	$ (9,645,482)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in bridge loan - expenses paid by bridge loan provider on behalf of the Company		476,393
Accretion of original issue discount on bridge loans - related party	300,000	2,558,241
Accretion of original issue discount on convertible promissory note	820,794
Write off deferred issuance costs		703,796
Share based compensation - restricted stock	25,964,096
Loss on extinguishment of bridge loan		2,069,923
Loss on change in fair value of derivative liability	380,162
Amortization of debt issuance costs and deferred offering costs	1,161,311
Amortization of right of use asset	36,461	178,869
Changes in operating assets and liabilities:
Prepaid expenses	(267,160)	(335,916)
Other assets	(47,177)
Accrued compensation	(479,775)	(58,127)
Lease liability	(37,229)	(164,371)
Accrued advisory fee	3,675,569
Accounts payable and accounts payable - related parties and accrued expenses	(1,657,722)	957,162
Net cash used in operating activities	(16,772,777)	(3,259,512)
Cash flows from financing activities:
Proceeds from the sale of common stock	11,324,372	4,615,789
Proceeds from related party loan	300,000	892,028
Repayment of related party loan	(600,000)	(791,077)
Deferred offering costs		(154,463)
Proceeds from sale of common stock pursuant to equity purchase agreement	3,196,736
Proceeds from convertible notes payable	4,000,000
Net cash provided by financing activities	18,221,108	4,562,277
Net increase in cash and cash equivalents	1,448,331	1,302,765
Cash and cash equivalents - beginning of period	64,893	31,862
Cash and cash equivalents - end of period	1,513,224	1,334,627
Supplemental disclosure of non-cash financing activities:
Original issue discount on bridge loan - related party	300,000	1,368,421
Right of use asset, at lease commencement		536,605
Share issued in connection with advisory services	557,192
Reclassified of deferred offering costs to APIC at the completion of the offering	1,391,580
Increase in bridge loan payable - prepaid and deferred offering costs paid directly by bridge loan provider on behalf of the Company		31,346
Conversion of bridge loan to common stock		11,748,464
Conversion of accrued compensation		412,500
Conversion of account payable to common stock		$ 1,527,090